UMB FUND SERVICES, INC.

803 West Michigan Street, Suite A

Milwaukee, Wisconsin  53233

(414) 299-2000

September 9, 2013

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re:                             Hatteras VC Co-Investment Fund II, LLC

Registration No:  811-22251

Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant (the “Fund”) and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended June 30, 2013.  Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
Assistant Vice President Fund Administration

Encl.